Goodwill and other intangible assets - Recoverable amounts based on value in use (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and other intangible assets
Cash flow calculations, projection period	5 years
IHS Nigeria Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	24.40%	16.10%	22.60%
Terminal growth rate	3.20%	2.70%	2.70%
INT Towers Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	25.40%	16.00%	22.50%
Terminal growth rate	3.20%	2.70%	2.70%
IHS Towers NG Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	24.90%	16.50%	23.20%
Terminal growth rate	3.20%	2.70%	2.70%
IHS Cameroon S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	13.70%	12.10%	13.80%
Terminal growth rate	4.00%	3.20%	3.20%
IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	11.00%	9.80%	10.00%
Terminal growth rate	4.00%	3.20%	3.20%
IHS Zambia Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	30.20%	24.10%	32.20%
Terminal growth rate	4.00%	2.00%	3.20%
IHS Rwanda Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	18.10%	15.50%	17.00%
Terminal growth rate	4.00%	3.20%	3.20%
IHS Kuwait Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	6.30%	6.00%	5.00%
Terminal growth rate	3.60%	2.90%	2.80%
IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	13.90%
Terminal growth rate	3.30%
Bottom of range | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy Ratio	3.76	3.32	2.59
Gross margins excluding depreciation & amortization	62.50%	64.20%	67.80%
Bottom of range | INT Towers Limited
Goodwill and other intangible assets
Tenancy Ratio	3.93	3.56	2.87
Gross margins excluding depreciation & amortization	61.70%	67.40%	73.70%
Bottom of range | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy Ratio	3.65	3.63	2.80
Gross margins excluding depreciation & amortization	65.30%	52.30%	64.40%
Bottom of range | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy Ratio	2.56	2.37	2.61
Gross margins excluding depreciation & amortization	56.60%	57.80%	55.90%
Bottom of range | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy Ratio	3.35	3.45	3.44
Gross margins excluding depreciation & amortization	54.80%	53.80%	57.50%
Bottom of range | IHS Zambia Group
Goodwill and other intangible assets
Tenancy Ratio	2.61	2.40	2.21
Gross margins excluding depreciation & amortization	65.40%	65.20%	68.40%
Bottom of range | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy Ratio	2.04	2.04	2.13
Gross margins excluding depreciation & amortization	69.00%	67.00%	65.90%
Bottom of range | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy Ratio	1.01	1.00	1.00
Gross margins excluding depreciation & amortization	56.60%	52.40%	45.30%
Bottom of range | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy Ratio	1.25
Gross margins excluding depreciation & amortization	42.90%
Top of range | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy Ratio	7.74	5.18	4.55
Gross margins excluding depreciation & amortization	78.70%	79.70%	82.10%
Top of range | INT Towers Limited
Goodwill and other intangible assets
Tenancy Ratio	4.79	4.98	5.22
Gross margins excluding depreciation & amortization	74.00%	74.90%	79.90%
Top of range | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy Ratio	4.73	4.44	3.02
Gross margins excluding depreciation & amortization	72.30%	63.10%	69.90%
Top of range | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy Ratio	3.10	2.89	3.16
Gross margins excluding depreciation & amortization	65.50%	64.60%	61.00%
Top of range | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy Ratio	4.00	4.46	4.56
Gross margins excluding depreciation & amortization	61.50%	63.50%	61.60%
Top of range | IHS Zambia Group
Goodwill and other intangible assets
Tenancy Ratio	3.24	3.30	2.93
Gross margins excluding depreciation & amortization	72.80%	74.60%	75.80%
Top of range | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy Ratio	2.64	2.97	2.60
Gross margins excluding depreciation & amortization	73.20%	73.30%	69.80%
Top of range | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy Ratio	1.53	1.46	1.46
Gross margins excluding depreciation & amortization	62.60%	64.90%	59.20%
Top of range | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy Ratio	2.28
Gross margins excluding depreciation & amortization	66.40%